Inventories	12 Months Ended
Jun. 30, 2013
Inventories	NOTE 7 — INVENTORIES The components of inventories were as follows:

(In millions)

June 30,	2013	2012

Raw materials	$328	$210
Work in process	201	96
Finished goods	1,409	831

Total	$1,938	$1,137